Stock Option Plans - Schedule of Recognized Stock Based Compensation Expense (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
In lieu of accrued salaries, shares				3,796,385
In lieu of accrued salaries				$ 227,784
In lieu of accrued fees for outside services, shares				1,107,417
In lieu of accrued fees for outside services				$ 66,445
Employee compensation , shares	450,000		2,000,000
Employee compensation	$ 156,875		$ 33,271
Compensation for outside services, shares	375,000	50,000	50,000	50,000
Compensation for outside services	$ 76,250	$ 3,500	$ 3,500	$ 3,500
Director compensation, shares		161,458	161,458	1,152,778
Director compensation		$ 25,000	$ 25,000	$ 79,167
Stock based compensation expense, shares	825,000	211,458	2,211,458	6,106,580
Stock based compensation expense	$ 233,125	$ 28,500	$ 61,771	$ 376,896